COMMITMENTS AND CONTINGENT LIABILITIES (Tables) - Intec Pharma Ltd. [Member]	12 Months Ended
Dec. 31, 2020
SCHEDULE OF LEASE EXPENSE

Lease expense for the years ended December 31, 2020 and 2019 was comprised of the following:

	Year ended December 31
	2020	2019
	U.S. dollars in thousands
Operating lease expense	$501	$743
Short-term lease expense	15	102
Variable lease expense	-	2
	$516	$847

SCHEDULE OF SUPPLEMENTAL CASH FLOW AND OTHER INFORMATION RELATED TO LEASES

Supplemental information related to leases are as follows:

	December 31
	2020	2019
	U.S. dollars in thousands
Operating lease right-of-use assets	$817	$1,243
Current Operating lease liabilities	596	544
Non-current operating lease liabilities	$338	$799

Other information:

Operating cash flows from operating leases (cash paid in thousands)	$547	$743
Weighted Average Remaining Lease Term (years)	1.59	2.43
Weighted Average Discount Rate of operating leases	5.40%	5.45%

SCHEDULE OF MATURITIES OF LEASE LIABILITIES	Maturities of lease liabilities are as follows:
Year	Amount
U.S. dollars in thousands
2021	625
2022	329
2023	22
Total lease payments	976
Less imputed interest	(42)
Total	934

SCHEDULE OF IMPAIRMENT ASSESSMENT

The following table illustrates the effect of the impairment assessment on the AP-CD/LD Assets, net, as of December 31, 2019:

	Cost/ Liability	Impairment Charge	Fair Value
	U.S. dollars in thousands
Production Line	$9,568	$(9,568)	$-
Equipment	7,812	(4,095)	3,717
Liability for LTS’s facility upgrading costs	(2,244)	-	(2,244)
AP-CD/LD Assets, net	$15,136	$(13,663)	$1,473